Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000153533
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.57%	10.97%	8.03%
C000153534
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.89%	11.39%	7.83%
C000153537
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000153535
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000153533
Average Annual Return [Line Items]
Average Annual Return, Percent	8.83%	12.30%	8.68%
Without Sales Load [Member] | C000153534
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	11.39%	7.83%
Without Sales Load [Member] | C000153537
Average Annual Return [Line Items]
Average Annual Return, Percent	9.18%	12.67%	9.02%
Without Sales Load [Member] | C000153535
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	12.68%	9.01%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.75%	15.99%	15.04%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.72%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.72%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.72%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.44%	13.88%	10.72%